INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Non-capital loss carryforwards	$ 357,624	$ 278,658
Capital losses	744
Equipment and furniture	1,219	472
Others	(5,539)	0
Deferred tax assets not previously recognized	354,048	279,130
Valuation allowance	(350,191)	(222,803)
Net deferred income tax assets	$ 3,857	$ 56,327